Label	Element	Value
PACE® International Emerging Markets Equity Investments
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PACE® Select Advisors Trust

December 11, 2020

Supplement to the prospectuses relating to Class A and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 27, 2020.

Includes:

•  PACE® International Emerging Markets Equity Investments

Dear Investor,

The purpose of this supplement is to update certain information regarding the investment subadvisory arrangements for PACE® International Emerging Markets Equity Investments (the "fund"), a series of PACE Select Advisors Trust (the "Trust"). At the recommendation of UBS Asset Management (Americas) Inc. ("UBS AM"), the fund's manager, the Trust's Board of Trustees (the "Board") has terminated LMCG Investments, LLC as subadvisor to the fund, effective as of the close of business on December 10, 2020. In addition, at the recommendation of UBS AM, the Board has appointed ARGA Investment Management, LP ("ARGA") to serve as a new subadvisor to the fund. ARGA assumed investment advisory responsibility with respect to a separate portion of the fund's portfolio effective on December 11, 2020.

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

All references to "LMCG Investments, LLC" or "LMCG" as a subadvisor to PACE International Emerging Markets Equity Investments in the Prospectuses and SAI are hereby deleted.

Risk/Return [Heading]	rr_RiskReturnHeading	PACE® International Emerging Markets Equity Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The section captioned "PACE International Emerging Markets Equity Investments Fund summary" and sub-captioned "Management process" beginning on page 59 of the Multi-Class Prospectus and page 61 of the Class P Prospectus is revised by inserting the following as the last bullet point of the fourth paragraph of that section:

• A disciplined, deep value strategy based on fundamental research.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The section captioned "PACE International Emerging Markets Equity Investments Fund summary" and sub-captioned "Risk/return bar chart and table" on page 61 of the Multi-Class Prospectus and page 63 of the Class P Prospectus is revised by inserting the following as the second to last sentence of the first paragraph of that section:

ARGA Investment Management, LP ("ARGA") assumed day-to-day management of a separate portion of the fund's assets on December 11, 2020.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.